13. STOCK-BASED COMPENSATION (Details 1) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise Price Per Share, minimum	¥ 4.75
Exercise Price Per Share, maximum	¥ 17.00
Options Outstanding, Ending	4,369,527	4,655,384	4,318,084	3,028,112
Weighted Average Fair Value	¥ 5.07
Weighted Average Remaining Life (Years)	4 years 10 months 6 days	5 years 2 months 1 day	5 years 9 months 4 days	5 years 18 days
Options Exercisable, Ending	3,108,869
Weighted Average Exercise Price	¥ 7.67